Related-Party Transaction - Additional Information (Detail) (Director, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Director
Related Party Transaction [Line Items]
Consulting services fees paid	$ 76	$ 98